Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Abstract]
Information about major customers	No single customer accounted for 10 percent or more of the Group's total revenues	No single customer accounted for 10 percent or more of the Group's total revenues	No single customer accounted for 10 percent or more of the Group's total revenues